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                    Skadden, Arps, Slate, Meagher & Flom LLP
                             333 West Wacker Drive
                            Chicago, Illinois 60606
                           Telephone: (312) 407-0700






                                 June 17, 2009



Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549-1004

  Re:   Van Kampen Trust II--
        Post-Effective Amendment No. 3 to the
        Registration Statement on Form N-1A --
        Rule 485(a) Filing (File Nos. 33-153900
        and 811-22242)

Ladies and Gentlemen:

          Van Kampen Trust II (the "Registrant") hereby files via EDGAR one electronically signed copy of Post-Effective Amendment No. 3 to the Registration Statement on Form N-1A (the "Registration Statement"), complete with exhibits filed therewith (the "Exhibits"). The Registration Statement and Exhibits thereto are filed pursuant to Rule 485(a) of the General Rules and Regulations of the Securities and Exchange Commission (the "Commission") promulgated under the Securities Act of 1933, as amended (the "1933 Act"), and under the Investment Company Act of 1940, as amended, and the general rules and regulations of the Commission promulgated thereunder.

          The purpose of the filing is to add a new series, Van Kampen Flexible Opportunities Fund, to the Registrant. The prospectus included herein is not marked, as it is new. However, the Registrant's combined Statement of Additional Information is marked to show changes from Post-Effective Amendment No. 2 filed on December 19, 2008.

          Should the staff have any questions regarding the foregoing, please call Kim Lombardo at (312) 407-0768 or Sheri Schreck at (212) 296-6989.

                                        Very truly yours,

                                        /s/ Charles B. Taylor
                                        --------------------------
                                        Charles B. Taylor